Annual Operating Expenses - VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO - VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO - VIP Growth Opportunities Portfolio	Apr. 29, 2023
VIP Growth Opportunities Portfolio - Initial Class
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.63%	[1]
VIP Growth Opportunities Portfolio - Service Class
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.10%
Total annual operating expenses	0.73%	[1]
VIP Growth Opportunities Portfolio - Service Class 2
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.10%
Total annual operating expenses	0.88%	[1]

[1]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.